Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	21,275,000
Proposed Maximum Offering Price per Unit	16.36
Maximum Aggregate Offering Price	$ 348,059,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,287.83
Offering Note
(1)Calculated pursuant to Rule 457(c) and Rule 457(r) under the Securities Act, based upon the average of the high and low price per share of the common stock of the registrant as reported on the New York Stock Exchange on July 31, 2025.
Represents shares of common stock that may be offered and sold by the registrant and includes 2,775,000 shares of common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the registrant.